Note 19 Effective tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Effective tax rate [Line Items]
Profit (loss) before tax	€ 12,419	€ 10,268	[2]	€ 7,247
Tax expense (income)	€ 4,003	€ 3,505		€ 1,909
Percentage effective tax rate	32.20%	34.10%		26.30%
Consolidated tax group in Spain [Member]
Effective tax rate [Line Items]
Profit (loss) before tax	€ 2,601	€ 2,206		€ 655
Other Spanish entities [Member]
Effective tax rate [Line Items]
Profit (loss) before tax	6	(462)		5
Foreign entities [Member]
Effective tax rate [Line Items]
Profit (loss) before tax	€ 9,812	€ 8,524		€ 6,587

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(2) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see Notes 1.3 and 2.3).